SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT D

STATEMENT OF CONDITION-- December 31, 1998

 ASSETS:
   Investments in mutual funds:               Shares        Cost         Value
                                             ---------  ------------  ------------
     Massachusetts Investors Trust
      ("MIT")*.............................  2,209,842  $ 35,062,914  $ 44,745,910
     Massachusetts Investors Growth Stock
      Fund ("MIG")*........................  1,161,390    14,529,926    18,477,243
     MFS Total Return Fund ("MTR")*........  2,275,559    34,610,122    34,050,978
     MFS Growth Opportunities Fund
      ("MGO")*.............................    334,192     4,724,425     5,331,193
     MFS Bond Fund ("MFB")*................    194,787     2,593,444     2,588,895
     MFS World Governments Fund ("MWG")*...    166,362     1,838,745     1,756,609
     MFS/Sun Life Series Trust:
       Capital Appreciation Series
        ("CAS")............................  1,254,168    47,198,539    57,607,205
       Government Securities Series
        ("GSS")............................    769,362     9,707,726    10,305,289
       High Yield Series ("HYS")...........    534,580     4,856,683     4,898,634
       Money Market Series ("MMS").........  6,498,056     6,498,056     6,498,056
                                                        ------------  ------------
                                                        $161,620,580  $186,260,012
                                                        ------------
                                                        ------------

 LIABILITIES:
   Payable to sponsor...............................................        (3,492)
                                                                      ------------
         Net Assets.................................................  $186,256,520
                                                                      ------------
                                                                      ------------

NET ASSETS:

                                           Applicable to Owners of
                                     Deferred Variable Annuity Contracts  Reserve for
                                     -----------------------------------   Variable
                                       Units    Unit Value     Value       Annuities      Total
                                     ---------  ----------  ------------  -----------  ------------
    MIT-Level  2...................    567,275   $  53.6738 $ 30,436,584    $131,156   $ 30,567,740
    MIT-Level  3...................    196,235      54.1658   10,526,835      --         10,526,835
    MIT-Level  4...................     90,975      40.1197    3,650,896      --          3,650,896
    MIG-Level  2...................    165,654      60.7145   10,057,916      --         10,057,916
    MIG-Level  3...................     89,584      67.2213    6,020,422      --          6,020,422
    MIG-Level  4...................     69,102      34.7168    2,398,905      --          2,398,905
    MTR-Level  2...................    628,337      36.7917   23,057,325      --         23,057,325
    MTR-Level  3...................    206,850      33.6069    6,937,518      --          6,937,518
    MTR-Level  4...................    157,727      25.7020    4,056,135      --          4,056,135
    MGO-Level  2...................     95,086      41.3383    3,955,130      --          3,955,130
    MGO-Level  3...................     23,225      44.4667    1,036,184      --          1,036,184
    MGO-Level  4...................     11,370      29.7048      339,879      --            339,879
    MFB-Level  2...................     76,030      21.7979    1,689,658      --          1,689,658
    MFB-Level  3...................     23,254      22.0998      529,198      --            529,198
    MFB-Level  4...................     19,478      18.3057      370,039      --            370,039
    MWG-Level  2...................     35,699      22.2095      792,595      --            792,595
    MWG-Level  3...................     16,947      19.7003      334,086      --            334,086
    MWG-Level  4...................     45,525      13.8399      629,928      --            629,928
    CAS-Level  2...................    628,268      55.0679   34,586,982     152,158     34,739,140
    CAS-Level  3...................    111,749      58.6886    6,552,836       6,146      6,558,982
    CAS-Level  4...................    284,604      57.3332   16,307,861      --         16,307,861
    GSS-Level  2...................    317,889      21.5873    6,860,311       3,223      6,863,534
    GSS-Level  3...................    107,677      21.0469    2,268,691       3,347      2,272,038
    GSS-Level  4...................     56,137      20.7986    1,167,772      --          1,167,772
    HYS-Level  2...................    147,334      24.4991    3,609,716       2,680      3,612,396
    HYS-Level  3...................     32,554      22.8613      744,705       2,857        747,562
    HYS-Level  4...................     24,009      22.4017      538,709      --            538,709
    MMS-Level  2...................    254,576      16.4256    4,175,336       2,610      4,177,946
    MMS-Level  3...................    113,042      15.3200    1,730,160      --          1,730,160
    MMS-Level  4...................     39,132      15.0569      590,031      --            590,031
                                                            ------------  -----------  ------------
         Net Assets.......................................  $185,952,343    $304,177   $186,256,520
                                                            ------------  -----------  ------------
                                                            ------------  -----------  ------------

*Investments are made in Class A shares of the Fund.

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT D

STATEMENT OF OPERATIONS-- Year Ended December 31, 1998

                                               MIT         MIG          MTR         MGO          MFB           MWG
                                           Sub-Account  Sub-Account Sub-Account  Sub-Account Sub-Account   Sub-Account
                                           -----------  ----------  -----------  ----------  ------------  -----------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............  $ 2,669,612  $1,476,147  $ 5,528,388  $ 570,081   $    178,127  $  111,968
   Mortality and expense risk charges....     (511,201)  (182,555 )    (414,243)   (55,579 )      (29,973)    (20,888)
                                           -----------  ----------  -----------  ----------  ------------  -----------
       Net investment income.............  $ 2,158,411  $1,293,592  $ 5,114,145  $ 514,502   $    148,154  $   91,080
                                           -----------  ----------  -----------  ----------  ------------  -----------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (loss) on investment
    transactions:
     Proceeds from sales.................  $16,064,722  $7,417,805  $13,637,991  $1,348,937  $  1,182,550  $1,255,881
     Cost of investments sold............  (10,555,425) (5,715,466)  11,637,406  (1,102,232)   (1,134,467) (1,294,592)
                                           -----------  ----------  -----------  ----------  ------------  -----------
       Net realized gains (loss).........  $ 5,509,297  $1,702,339  $ 2,000,585  $ 246,705   $     48,083  $  (38,711)
                                           -----------  ----------  -----------  ----------  ------------  -----------
   Net unrealized appreciation
    (depreciation) on investments:
     End of year.........................  $ 9,682,996  $3,947,317  $  (559,144) $ 606,768   $     (4,549) $  (82,136)
     Beginning of year...................    8,980,397  1,463,577     2,995,992    214,997        112,279     (87,189)
                                           -----------  ----------  -----------  ----------  ------------  -----------
       Change in unrealized appreciation
        (depreciation)...................  $   702,599  $2,483,740  $(3,555,136) $ 391,771   $   (116,828) $    5,053
                                           -----------  ----------  -----------  ----------  ------------  -----------
     Realized and unrealized gains
      (losses)...........................  $ 6,211,896  $4,186,079  $(1,554,551) $ 638,476   $    (68,745) $  (33,658)
                                           -----------  ----------  -----------  ----------  ------------  -----------
 INCREASE IN NET ASSETS FROM
  OPERATIONS.............................  $ 8,370,307  $5,479,671  $ 3,559,594  $1,152,978  $     79,409  $   57,422
                                           -----------  ----------  -----------  ----------  ------------  -----------
                                           -----------  ----------  -----------  ----------  ------------  -----------


                                               CAS         GSS          HYS         MMS
                                           Sub-Account  Sub-Account Sub-Account  Sub-Account    Total
                                           -----------  ----------  -----------  ----------  ------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received...............  $ 6,135,644  $ 610,457   $   375,283  $ 314,213   $ 17,969,920
   Mortality and expense risk charges....     (596,658)  (129,219 )     (65,775)   (75,388 )   (2,081,479)
                                           -----------  ----------  -----------  ----------  ------------
       Net investment income.............  $ 5,538,986  $ 481,238   $   309,508  $ 238,825   $ 15,888,441
                                           -----------  ----------  -----------  ----------  ------------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains on investment
    transactions:
     Proceeds from sales.................  $25,243,635  $5,213,276  $ 2,784,436  $6,012,715  $ 80,161,948
     Cost of investments sold............  (17,481,182) (5,074,541)  (2,515,280) (6,012,715)  (62,523,306)
                                           -----------  ----------  -----------  ----------  ------------
       Net realized gains................  $ 7,762,453  $ 138,735   $   269,156  $  --       $ 17,638,642
                                           -----------  ----------  -----------  ----------  ------------
   Net unrealized appreciation on
    investments:
     End of year.........................  $10,408,666  $ 597,563   $    41,951  $  --       $ 24,639,432
     Beginning of year...................   11,134,186    432,466       635,781     --         25,882,486
                                           -----------  ----------  -----------  ----------  ------------
       Change in unrealized
        appreciation.....................  $  (725,520) $ 165,097   $  (593,830) $  --       $ (1,243,054)
                                           -----------  ----------  -----------  ----------  ------------
     Realized and unrealized gains
      (losses)...........................  $ 7,036,933  $ 303,832   $  (324,674) $  --       $ 16,395,588
                                           -----------  ----------  -----------  ----------  ------------
 INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.............................  $12,575,919  $ 785,070   $   (15,166) $ 238,825   $ 32,284,029
                                           -----------  ----------  -----------  ----------  ------------
                                           -----------  ----------  -----------  ----------  ------------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT D

STATEMENTS OF CHANGES IN NET ASSETS

                                                     MIT                        MIG                        MTR
                                                 Sub-Account                Sub-Account                Sub-Account
                                          --------------------------  ------------------------  -------------------------
                                                  Year Ended                 Year Ended                Year Ended
                                                 December 31,               December 31,              December 31,
                                          --------------------------  ------------------------  -------------------------
                                              1998          1997         1998         1997         1998          1997
                                          ------------  ------------  -----------  -----------  -----------  ------------
OPERATIONS:
  Net investment income.................  $  2,158,411  $  2,992,016  $ 1,293,592  $ 2,323,691  $ 5,114,145  $  4,246,865
  Net realized gains....................     5,509,297     8,194,722    1,702,339    1,176,338    2,000,585     4,392,240
  Net unrealized gains (losses).........       702,599     1,593,276    2,483,740    2,198,495   (3,555,136)     (664,202)
                                          ------------  ------------  -----------  -----------  -----------  ------------
      Increase in net assets from
       operations.......................  $  8,370,307  $ 12,780,014  $ 5,479,671  $ 5,698,524  $ 3,559,594  $  7,974,903
                                          ------------  ------------  -----------  -----------  -----------  ------------
PARTICIPANT TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received..........  $  4,615,049  $  7,414,274  $ 1,648,663  $ 1,659,301  $ 3,371,244  $  6,596,639
    Net transfers between Sub-Accounts
     and Fixed Account..................      (179,472)      926,030      583,305      277,942   (1,254,402)   (1,493,129)
    Withdrawals, surrenders,
     annuitizations and contract
     charges............................   (13,124,763)  (26,661,131)  (4,889,909)  (5,570,136)  (9,074,024)  (25,159,273)
                                          ------------  ------------  -----------  -----------  -----------  ------------
      Net accumulation activity.........  $ (8,689,186) $(18,320,827) $(2,657,941) $(3,632,893) $(6,957,182) $(20,055,763)
                                          ------------  ------------  -----------  -----------  -----------  ------------
  Annuitization Activity:
    Annuitizations......................  $    117,436  $    --       $   --       $   --       $   --       $    --
    Annuity payments and contract
     charges............................        (6,831)      --           --           --           --            --
    Adjustments to annuity reserve......          (439)      --           --           --           --            --
                                          ------------  ------------  -----------  -----------  -----------  ------------
      Net annuitization activity........  $    110,166  $    --       $   --       $   --       $   --       $    --
                                          ------------  ------------  -----------  -----------  -----------  ------------
  Decrease in net assets from
   participant transactions.............  $ (8,579,020) $(18,320,827) $(2,657,941) $(3,632,893) $(6,957,182) $(20,055,763)
                                          ------------  ------------  -----------  -----------  -----------  ------------
    Increase (decrease) in net assets...  $   (208,713) $ (5,540,813) $ 2,821,730  $ 2,065,631  $(3,397,588) $(12,080,860)
NET ASSETS:
  Beginning of year.....................    44,954,184    50,494,997   15,655,513   13,589,882   37,448,566    49,529,426
                                          ------------  ------------  -----------  -----------  -----------  ------------
  End of year...........................  $ 44,745,471  $ 44,954,184  $18,477,243  $15,655,513  $34,050,978  $ 37,448,566
                                          ------------  ------------  -----------  -----------  -----------  ------------
                                          ------------  ------------  -----------  -----------  -----------  ------------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT D

                                                     MGO                        MFB                        MWG
                                                 Sub-Account                Sub-Account                Sub-Account
                                          --------------------------  ------------------------  -------------------------
                                                  Year Ended                 Year Ended                Year Ended
                                                 December 31,               December 31,              December 31,
                                          --------------------------  ------------------------  -------------------------
                                              1998          1997         1998         1997         1998          1997
                                          ------------  ------------  -----------  -----------  -----------  ------------
OPERATIONS:
  Net investment income.................  $    514,502  $    487,195  $   148,154  $   266,293  $    91,080  $     71,033
  Net realized gains (losses)...........       246,705       501,748       48,083      139,774      (38,711)      (20,089)
  Net unrealized gains (losses).........       391,771      (124,934)    (116,828)     (18,882)       5,053       (81,457)
                                          ------------  ------------  -----------  -----------  -----------  ------------
      Increase (decrease) in net assets
       from operations..................  $  1,152,978  $    864,009  $    79,409  $   387,185  $    57,422  $    (30,513)
                                          ------------  ------------  -----------  -----------  -----------  ------------
PARTICIPANT TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received..........  $    497,233  $    671,571  $   314,355  $   614,719  $   257,208  $    410,460
    Net transfers between Sub-Accounts
     and Fixed Account..................       225,820        19,958     (108,141)    (247,713)    (382,786)     (339,526)
    Withdrawals, surrenders,
     annuitizations and contract
     charges............................      (860,467)   (1,534,890)    (461,894)  (3,388,353)    (317,138)   (1,019,371)
                                          ------------  ------------  -----------  -----------  -----------  ------------
      Net accumulation activity.........  $   (137,414) $   (843,361) $  (255,680) $(3,021,347) $  (442,716) $   (948,437)
                                          ------------  ------------  -----------  -----------  -----------  ------------
    Decrease in net assets from
     participant transactions...........  $   (137,414) $   (843,361) $  (255,680) $(3,021,347) $  (442,716) $   (948,437)
                                          ------------  ------------  -----------  -----------  -----------  ------------
    Increase (decrease) in net assets...  $  1,015,564  $     20,648  $  (176,271) $(2,634,162) $  (385,294) $   (978,950)
NET ASSETS:
  Beginning of year.....................     4,315,629     4,294,981    2,765,166    5,399,328    2,141,903     3,120,853
                                          ------------  ------------  -----------  -----------  -----------  ------------
  End of year...........................  $  5,331,193  $  4,315,629  $ 2,588,895  $ 2,765,166  $ 1,756,609  $  2,141,903
                                          ------------  ------------  -----------  -----------  -----------  ------------
                                          ------------  ------------  -----------  -----------  -----------  ------------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT D

                                                       CAS                             GSS                    HYS
                                                   Sub-Account                     Sub-Account            Sub-Account
                                           ----------------------------   -----------------------------   ------------
                                                    Year Ended                     Year Ended              Year Ended
                                                   December 31,                   December 31,            December 31,
                                           ----------------------------   -----------------------------   ------------
                                               1998           1997            1998            1997            1998
                                           ------------   -------------   -------------   -------------   ------------
 OPERATIONS:
   Net investment income.................  $  5,538,986   $   4,127,154   $     481,238   $   1,286,592   $    309,508
   Net realized gains....................     7,762,453       6,325,453         138,735          62,610        269,156
   Net unrealized gains (losses).........      (725,520)        601,031         165,097         (19,750)      (593,830)
                                           ------------   -------------   -------------   -------------   ------------
       Increase (decrease) in net assets
        from operations..................  $ 12,575,919   $  11,053,638   $     785,070   $   1,329,452   $    (15,166)
                                           ------------   -------------   -------------   -------------   ------------
 PARTICIPANT TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........  $  4,587,562   $   6,447,175   $     924,333   $   2,574,283   $    507,550
     Net transfers between Sub-Accounts
      and Fixed
      Account............................      (174,891)        865,318        (179,536)     (1,799,091)      (454,744)
     Withdrawals, surrenders,
      annuitizations and
      contract charges...................    (9,072,386)    (18,586,687)     (3,281,848)    (13,777,389)    (1,191,705)
                                           ------------   -------------   -------------   -------------   ------------
       Net accumulation activity.........  $ (4,659,715)  $ (11,274,194)  $  (2,537,051)  $ (13,002,197)  $ (1,138,899)
                                           ------------   -------------   -------------   -------------   ------------
   Annuitization Activity:
     Annuitizations......................  $    --        $    --         $    --         $    --         $    --
     Annuity payments and contract
      charges............................       (13,867)        (12,103)         (2,138)         (2,042)        (1,925)
     Adjustments to annuity reserve......        (1,562)         (7,554)           (133)           (170)             7
                                           ------------   -------------   -------------   -------------   ------------
       Net annuitization activity........  $    (15,429)  $     (19,657)  $      (2,271)  $      (2,212)  $     (1,918)
                                           ------------   -------------   -------------   -------------   ------------
   Decrease in net assets from
    participant transactions.............  $ (4,675,144)  $ (11,293,851)  $  (2,539,322)  $ (13,004,409)  $ (1,140,817)
                                           ------------   -------------   -------------   -------------   ------------
     Increase (decrease) in net assets...  $  7,900,775   $    (240,213)  $  (1,754,252)  $ (11,674,957)  $ (1,155,983)
 NET ASSETS:
   Beginning of year.....................    49,705,208      49,945,421      12,057,596      23,732,553      6,054,650
                                           ------------   -------------   -------------   -------------   ------------
   End of year...........................  $ 57,605,983   $  49,705,208   $  10,303,344   $  12,057,596   $  4,898,667
                                           ------------   -------------   -------------   -------------   ------------
                                           ------------   -------------   -------------   -------------   ------------


                                               1997
                                           ------------
 OPERATIONS:
   Net investment income.................  $    550,929
   Net realized gains....................       515,244
   Net unrealized gains (losses).........       (30,493)
                                           ------------
       Increase (decrease) in net assets
        from operations..................  $  1,035,680
                                           ------------
 PARTICIPANT TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........  $  1,164,890
     Net transfers between Sub-Accounts
      and Fixed
      Account............................      (275,269)
     Withdrawals, surrenders,
      annuitizations and
      contract charges...................    (5,055,478)
                                           ------------
       Net accumulation activity.........  $ (4,165,857)
                                           ------------
   Annuitization Activity:
     Annuitizations......................  $    --
     Annuity payments and contract
      charges............................        (1,847)
     Adjustments to annuity reserve......           (12)
                                           ------------
       Net annuitization activity........  $     (1,859)
                                           ------------
   Decrease in net assets from
    participant transactions.............  $ (4,167,716)
                                           ------------
     Increase (decrease) in net assets...  $ (3,132,036)
 NET ASSETS:
   Beginning of year.....................     9,186,686
                                           ------------
   End of year...........................  $  6,054,650
                                           ------------
                                           ------------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT D

                                                       MMS
                                                   Sub-Account                        Total
                                           ----------------------------   -----------------------------
                                                    Year Ended                     Year Ended
                                                   December 31,                   December 31,
                                           ----------------------------   -----------------------------
                                               1998           1997            1998            1997
                                           ------------   -------------   -------------   -------------
 OPERATIONS:
   Net investment income.................  $    238,825   $     401,612   $  15,888,441   $  16,753,380
   Net realized gains....................       --             --            17,638,642      21,288,040
   Net unrealized gains (losses).........       --             --            (1,243,054)      3,453,084
                                           ------------   -------------   -------------   -------------
       Increase in net assets from
        operations.......................  $    238,825   $     401,612   $  32,284,029   $  41,494,504
                                           ------------   -------------   -------------   -------------
 PARTICIPANT TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received..........  $    802,246   $   1,325,566   $  17,525,443   $  28,878,878
     Net transfers between Sub-Accounts
      and
      Fixed Account......................     1,431,968         210,852        (492,879)     (1,854,628)
     Withdrawals, surrenders,
      annuitizations and
      contract charges...................    (2,316,756)     (8,920,064)    (44,590,890)   (109,672,772)
                                           ------------   -------------   -------------   -------------
       Net accumulation activity.........  $    (82,542)  $  (7,383,646)  $ (27,558,326)  $ (82,648,522)
                                           ------------   -------------   -------------   -------------
   Annuitization Activity:
     Annuitizations......................  $    --        $    --         $     117,436   $    --
     Annuity payments and contract
      charges............................          (221)           (221)        (24,982)        (16,213)
     Adjustments to annuity reserve......            (7)             (9)         (2,134)         (7,745)
                                           ------------   -------------   -------------   -------------
       Net annuitization activity........  $       (228)  $        (230)  $      90,320   $     (23,958)
                                           ------------   -------------   -------------   -------------
   Decrease in net assets from
    participant transactions.............  $    (82,770)  $  (7,383,876)  $ (27,468,006)  $ (82,672,480)
                                           ------------   -------------   -------------   -------------
     Increase (decrease) in net assets...  $    156,055   $  (6,982,264)  $   4,816,023   $ (41,177,976)
 NET ASSETS:
   Beginning of year.....................     6,342,082      13,324,346     181,440,497     222,618,473
                                           ------------   -------------   -------------   -------------
   End of year...........................  $  6,498,137   $   6,342,082   $ 186,256,520   $ 181,440,497
                                           ------------   -------------   -------------   -------------
                                           ------------   -------------   -------------   -------------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT D

NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION

Sun Life of Canada (U.S.) Variable Account D (the "Variable Account"), a separate account of Sun Life Assurance Company of Canada (U.S.) (the "Sponsor"), was established on August 20, 1985 as a funding vehicle for the variable portion of group combination fixed/variable annuities. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a specific mutual fund or series thereof selected by contract owners from among available mutual funds (the "Funds") advised by Massachusetts Financial Services Company ("MFS"), an affiliate of the Sponsor.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL

The preparation of financial statements in conformity with generally accepted accounting principles requires the Sponsor's management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS

Investments in the Funds are recorded at their net asset value. Realized gains and losses on sales of shares of the Funds are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Fund shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds.

FEDERAL INCOME TAX STATUS

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not taxable and, therefore, no provision has been made for federal income taxes.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT D

(3) CONTRACT CHARGES

A mortality and expense risk charge is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. These deductions are transferred periodically to the Sponsor. The rate of this deduction varies, based on total purchase payments credited to all participants' accounts under a contract as follows:

                                        Mortality
                                       and Expense
  Level         Purchase Payments      Risk Charge
----------  -------------------------  ------------
        1        up to $250,000             1.30%
        2     $250,000 to 1,499,999         1.25%
        3    $1,500,000 to 4,999,999        1.10%
        4      $5,000,000 and over          0.95%

Since 1987, the Sponsor has reduced the Level 1 mortality and expense risk charge to 1.25% and, therefore, has been accounting for all Level 1 units as Level 2 units.

Each year on the account anniversary, an account administration fee is deducted from the participant's account to cover administrative expenses relating to the contract and the participant's account. The amount of the fee varies from $12 to $25 and is based on total purchase payments credited to all participants' accounts under a contract. After the annuity commencement date, the account fee is deducted pro rata from each annuity payment made during the year.

The Sponsor does not deduct a sales charge from purchase payments. However, a withdrawal charge (contingent deferred sales charge) may be deducted to cover certain expenses relating to the sale of the contract. In no event shall the aggregate withdrawal charges exceed 6% of the purchase payments made under the contract.

A deduction, when applicable, is made for premium taxes or similar state or local taxes. It is currently the policy of the Sponsor to deduct the taxes from the amount applied to provide an annuity at the time annuity payments commence; however, the Sponsor reserves the right to deduct such taxes when incurred.

(4) ANNUITY RESERVES

Annuity reserves are calculated using the 1983 Individual Annuitant Mortality Table and an assumed interest rate of 4%. Required adjustments to the reserve are accomplished by transfers to or from the Sponsor.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT D

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS

                                                             Units Transferred       Units Withdrawn,
                 Units Outstanding                          Between Sub-Accounts      Surrendered and       Units Outstanding
                 Beginning of Year      Units Purchased      and Fixed Account          Annuitized             End of Year
               ---------------------   ------------------   --------------------   ---------------------   -------------------
                    Year Ended             Year Ended            Year Ended             Year Ended             Year Ended
                   December 31,           December 31,          December 31,           December 31,           December 31,
               ---------------------   ------------------   --------------------   ---------------------   -------------------
Sub-Accounts     1998        1997       1998       1997       1998        1997       1998        1997        1998       1997
-----------    --------   ----------   -------   --------   ---------   --------   ---------   ---------   --------   --------
MIT-Level 2     668,603    1,035,562    62,980    119,997     (16,795)   (78,771)   (147,513)   (408,185)   567,275    668,603
MIT-Level 3     347,926      374,426    17,821     56,588     (45,958)    87,556    (123,554)   (170,644)   196,235    347,926
MIT-Level 4       --         101,111    18,926     20,016      77,367     13,893      (5,318)   (135,020)    90,975      --
MIG-Level 2     225,178      286,668    15,127     24,657         112     (6,604)    (74,763)    (79,543)   165,654    225,178
MIG-Level 3     118,801      146,881     9,647     18,311     (20,150)     9,095     (18,714)    (55,486)    89,584    118,801
MIG-Level 4       --           7,527    11,428        995      60,010      5,279      (2,336)    (13,801)    69,102      --
MTR-Level 2     759,684    1,220,754    63,621    122,825     (29,130)   (95,836)   (165,838)   (488,059)   628,337    759,684
MTR-Level 3     403,015      447,243    17,807     69,668    (115,565)    59,761     (98,407)   (173,657)   206,850    403,015
MTR-Level 4          17      212,122    23,626     45,961     141,628    (11,935)     (7,544)   (246,131)   157,727         17
MGO-Level 2     100,623      128,456     9,995     14,964       1,211     (2,534)    (16,743)    (40,263)    95,086    100,623
MGO-Level 3      29,668       27,750     2,401      6,533      (2,227)     3,047      (6,617)     (7,662)    23,225     29,668
MGO-Level 4       --           3,601     1,670        641       9,880       (624)       (180)     (3,618)    11,370      --
MFB-Level 2      86,309      119,172     8,189     13,246      (4,987)    (6,694)    (13,481)    (39,415)    76,030     86,309
MFB-Level 3      41,360       74,041     3,535      7,182     (14,129)    (1,215)     (7,512)    (38,648)    23,254     41,360
MFB-Level 4       --          98,114     3,393     12,307      16,625     (5,773)       (540)   (104,648)    19,478      --
MWG-Level 2      50,083       80,813     4,145      7,813      (9,529)   (14,242)     (9,000)    (24,301)    35,699     50,083
MWG-Level 3      55,415       70,547     2,132     13,242     (34,966)    (2,198)     (5,634)    (26,176)    16,947     55,415
MWG-Level 4       --          --         9,171      --         37,118      --           (764)     --         45,525      --
CAS-Level 2     680,351      779,654    52,252     78,476      (7,521)   (28,613)    (96,814)   (149,166)   628,268    680,351
CAS-Level 3     431,268      408,890    13,268     55,556    (280,709)    45,603     (52,078)    (78,781)   111,749    431,268
CAS-Level 4       5,247      178,569    27,865     22,562     288,727       (180)    (37,235)   (195,704)   284,604      5,247
GSS-Level 2     377,706      496,576    27,776     51,339      (8,985)   (55,743)    (78,608)   (114,466)   317,889    377,706
GSS-Level 3     225,343      344,849    13,066     43,387     (71,055)     7,712     (59,677)   (170,605)   107,677    225,343
GSS-Level 4       2,450      454,901     4,162     43,269      71,003    (48,251)    (21,478)   (447,469)    56,137      2,450
HYS-Level 2     161,891      177,022    14,548     20,630     (13,379)    (9,930)    (15,726)    (25,831)   147,334    161,891
HYS-Level 3      89,331       97,148     3,878      8,624     (38,390)     9,157     (22,265)    (25,598)    32,554     89,331
HYS-Level 4         102      163,622     2,247     23,922      33,560    (11,531)    (11,900)   (175,911)    24,009        102
MMS-Level 2     246,919      364,557    32,188     52,788      55,799     32,929     (80,330)   (203,355)   254,576    246,919
MMS-Level 3     158,492      281,464    17,325     19,839      (8,342)    11,873     (54,433)   (154,684)   113,042    158,492
MMS-Level 4       6,803      271,307     1,532     15,511      44,744    (31,926)    (13,947)   (248,089)    39,132      6,803

INDEPENDENT AUDITORS' REPORT

To the Participants in Sun Life of Canada (U.S.) Variable Account D and the Board of Directors of Sun Life Assurance Company of Canada (U.S.):

We have audited the accompanying statement of condition of Massachusetts Investors Trust Sub-Account, Massachusetts Investors Growth Stock Sub-Account, MFS Total Return Sub-Account, MFS Growth Opportunities Sub-Account, MFS Bond Sub-Account, MFS World Governments Sub-Account, MFS Capital Appreciation Sub-Account, MFS Government Securities Sub-Account, MFS High Yield Sub-Account, and MFS Money Market Sub-Account of Sun Life of Canada (U.S.) Variable Account D (the "Sub-Accounts") as of December 31, 1998, the related statement of operations for the year then ended and the statements of changes in net assets for the years ended December 31, 1998 and 1997. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held at December 31, 1998 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Sub-Accounts as of December 31, 1998, the results of their operations and the changes in their net assets for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 4, 1999

COMPASS-G
DIRECTORS AND OFFICERS OF
SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

DONALD A. STEWART, Chairman and Director
C. JAMES PRIEUR, President and Director
S. CAESAR RABOY, Senior Vice President and
  Deputy General Manager and Director
RICHARD B. BAILEY, Director
M. COLYER CRUM, Director
DAVID D. HORN, Director
JOHN S. LANE, Director
ANGUS A. MacNAUGHTON, Director
JOHN D. McNEIL, Director
PETER F. DEMUTH, Vice President, Chief
  Counsel and Assistant Secretary
JAMES M. A. ANDERSON, Vice President, Investments
ROBERT P. VROLYK, Vice President and Actuary
L. BROCK THOMSON, Vice President and
  Treasurer

ELLEN B. KING, Secretary

SUN LIFE ASSURANCE COMPANY
OF CANADA (U.S.)

ANNUITY SERVICE MAILING ADDRESS:
Sun Life Retirement Products and Services
P.O. Box 1024, Boston, Massachusetts 02103-9986

GENERAL DISTRIBUTOR
Clarendon Insurance Agency, Inc.
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, Massachusetts 02110-2875

LEGAL COUNSEL
Covington & Burling
1201 Pennsylvania Avenue, N.W.
P.O. Box 7566, Washington, D.C. 20044-7566

AUDITORS
Deloitte & Touche LLP
125 Summer Street, Boston, Massachusetts 02110-1616
ACCOUNT INFORMATION
For account information, call toll free: 1-800-752-7218 anytime from a touch-tone telephone.
To speak with a customer service representative, please call toll free 1-800-752-7215 from 8 a.m. to 6 p.m. Eastern time on any business day.

This report is prepared for the general information of contract owners and participants. It is authorized for distribution to prospective purchasers only if preceded or accompanied by an effective prospectus.

                                                                   COG2-2/99 25M

[LOGO]
                                              PROFESSIONALLY MANAGED COMBINATION
                                                    FIXED/VARIABLE GROUP ANNUITY
                                                 FOR QUALIFIED AND NON-QUALIFIED
                                                                RETIREMENT PLANS
                                   ---------------------------------------------
                                                ANNUAL REPORT, DECEMBER 31, 1998

                     [LOGO]
                                                                       ISSUED BY
                                     SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                                                    A WHOLLY OWNED SUBSIDIARY OF
                                        SUN LIFE OF CANADA (U.S.) HOLDINGS, INC.